UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21037

Name of Fund: BlackRock New York Municipal Bond Trust (BQH)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York

            Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 11/30/2012

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2012 (Unaudited)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York — 117.0%
Corporate — 16.8%
Chautauqua County Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	$750	$853,830
Essex County Industrial Development Agency New York, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	100	112,325
Monroe County Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/41	975	1,124,009
New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT (a)(b)(c):
7.63%, 8/01/25	750	791,708
7.75%, 8/01/31	1,000	1,055,590
New York City Industrial Development Agency, Refunding RB, Senior Series A, AMT, 5.00%, 7/01/28	690	737,665
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	1,000	1,244,610
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	375	382,350
Port Authority of New York & New Jersey, RB, Continental Airlines Inc. and Eastern Air Lines Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	1,325	1,357,992
Suffolk County Industrial Development Agency New York, RB, KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	500	510,215
		8,170,294
County/City/Special District/School District — 31.9%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.38%, 10/01/30	250	276,227
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	500	580,590
Series D, 5.38%, 6/01/32	15	15,064
Sub-Series A-1, 4.00%, 10/01/34	90	99,064
Sub-Series A-1, 5.00%, 10/01/34	160	193,288
Sub-Series G-1, 5.00%, 4/01/28	250	308,780
Sub-Series G-1, 6.25%, 12/15/31	250	324,207
Sub-Series I-1, 5.38%, 4/01/36	450	545,598

	Par (000)	Value
Municipal Bonds
New York (continued)
County/City/Special District/School District (continued)
Hudson New York Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	$650	$709,267
(AGM), 5.00%, 2/15/47	750	820,170
(NPFGC), 4.50%, 2/15/47	1,100	1,157,486
(NPFGC), 5.00%, 2/15/47	350	381,913
Monroe County Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/31	500	596,465
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 4.50%, 3/01/41 (d)	5,155	1,468,299
CAB, Yankee Stadium (AGC), 4.57%, 3/01/43 (d)	2,000	510,400
CAB, Yankee Stadium Project, Series A (AGC), 4.50%, 3/01/42 (d)	500	136,180
CAB, Yankee Stadium Project, Series A (AGC), 4.67%, 3/01/45 (d)	950	214,691
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	119,797
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	500	516,185
Yankee Stadium (NPFGC), 5.00%, 3/01/46	175	183,013
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/44	1,015	1,119,281
4.75%, 11/15/45	500	547,915
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, Series 2011, 5.00%, 11/15/31	750	886,440
4 World Trade Center Project, Series 2011, 5.75%, 11/15/51	340	415,959
7 World Trade Center Project, Series 2012, Class 2, 5.00%, 9/15/43	550	636,185
7 World Trade Center Project, Series 2012, Class 3, 5.00%, 3/15/44	520	577,034
Second Priority, Bank of America Tower at One Bryant Park Project, 5.63%, 7/15/47	1,350	1,604,340

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
County/City/Special District/School District (concluded)
New York Liberty Development Corp., Refunding RB (concluded):
Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	$285	$335,476
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.00%, 7/01/39	150	171,464
		15,450,778
Education — 28.5%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A (b)(c):
7.00%, 5/01/25	200	30,004
7.00%, 5/01/35	130	19,503
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	140	154,952
City of Troy Capital Resource Corp., Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	500	567,800
Dutchess County Industrial Development Agency New York, RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	500	518,070
Nassau County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	200	224,364
New York City Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	250	298,437
New York City Trust for Cultural Resources, Refunding RB, Carnegie Hall, Series A, 4.75%, 12/01/39	400	445,520
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	363,459
New York University, Series 1 (BHAC), 5.50%, 7/01/31	245	329,692
New York University, Series B, 5.00%, 7/01/42	1,990	2,357,633
Rochester Institute of Technology, Series A, 6.00%, 7/01/18 (e)	325	416,741
Teachers College, Series B, 5.00%, 7/01/42	1,550	1,800,945
University of Rochester, Series A, 4.74%, 7/01/39 (f)	175	187,982

	Par (000)	Value
Municipal Bonds
New York (continued)
Education (concluded)
New York State Dormitory Authority, RB (concluded):
University of Rochester, Series A, 5.13%, 7/01/39	$215	$246,540
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	125	145,971
Cornell University, Series A, 5.00%, 7/01/40	150	179,774
Culinary Institute of America, 5.00%, 7/01/34	150	169,752
Fordham University, 4.00%, 7/01/28	600	660,684
New York University, Series A, 5.00%, 7/01/37	445	528,860
New York University, Series A, 5.00%, 7/01/42	1,750	2,073,295
Rockefeller University, Series B, 4.00%, 7/01/38	415	453,321
Skidmore College, Series A, 5.00%, 7/01/28	250	297,170
Teachers College, Series A, 5.00%, 7/01/31	325	390,799
Teachers College, Series A, 5.50%, 3/01/39	350	402,976
Suffolk County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, 5.00%, 3/01/26	150	155,994
Tompkins County Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	100	119,494
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	250	287,792
		13,827,524
Health — 19.1%
Dutchess County Local Development Corp., Refunding RB, Health Quest System Inc., Series A, 5.75%, 7/01/30	350	425,184
Genesee County Industrial Development Agency New York, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	150	150,027
Monroe County Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	275	325,999

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2012	2

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
Health (continued)
Nassau County Local Economic Assistance Corp., Refunding RB, Winthrop University Hospital Association Project, 4.25%, 7/01/42	$120	$124,008
New York State Dormitory Authority, RB:
New York State Association for Retarded Children Inc., Series B (AMBAC), 6.00%, 7/01/32	185	216,853
New York University Hospital Center, Series A, 5.75%, 7/01/31	220	262,746
New York University Hospital Center, Series B, 5.63%, 7/01/37	260	288,561
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	450	522,643
North Shore-Long Island Jewish Health System, Series A, 5.75%, 5/01/37	500	593,530
North Shore-Long Island Jewish Health System, Series C, 4.25%, 5/01/39	250	265,548
North Shore-Long Island Jewish Health System, Series D, 4.25%, 5/01/39	325	348,182
North Shore-Long Island Jewish Health System, Series D, 5.00%, 5/01/39	120	138,181
New York State Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	321,859
Miriam Osborn Memorial Home Association, 5.00%, 7/01/42	115	124,222
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	315	362,411
North Shore-Long Island Jewish Health System, Series A, 5.00%, 5/01/32	1,000	1,149,410
North Shore-Long Island Jewish Health System, Series E, 5.50%, 5/01/33	250	289,403
Onondaga Civic Development Corp., RB, Saint Joseph’s Hospital Health Center Project, 4.50%, 7/01/32	810	810,599
Saratoga County Industrial Development Agency New York, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	200	214,512

	Par (000)	Value
Municipal Bonds
New York (continued)
Health (concluded)
Suffolk County Industrial Development Agency New York, Refunding RB, Jeffersons Ferry Project, 5.00%, 11/01/28	$260	$269,784
Westchester County Healthcare Corp. New York, Refunding RB, Senior Lien:
Series A, 5.00%, 11/01/30	1,150	1,302,812
Series B, 6.00%, 11/01/30	200	243,742
Westchester County Industrial Development Agency New York, RB, Kendal on Hudson Project, Series A, 6.38%, 1/01/24	500	500,545
		9,250,761
Housing — 1.1%
New York State HFA, RB, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	500	521,325
State — 3.8%
New York City Transitional Finance Authority, RB, Series S-1, 4.00%, 7/15/42	100	107,610
New York State Dormitory Authority, ERB:
Series B, 5.75%, 3/15/36	300	377,706
Series C, 5.00%, 12/15/31	250	286,958
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub-Series 2-4, 4.75%, 1/15/30	350	393,445
New York State Dormitory Authority, RB, Mental Health Services Facilities Improvement, Series A (AGM), 5.00%, 2/15/22	335	402,894
State of New York, GO, Series A, 5.00%, 2/15/39	250	301,845
		1,870,458
Transportation — 12.2%
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	700	904,785
Series A, 5.63%, 11/15/39	250	298,338
Series D, 5.25%, 11/15/41	1,475	1,730,204
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority, Consolidated, Series 2011, 5.00%, 12/15/41	500	585,145
New York State Thruway Authority, Refunding RB, Series I:
4.13%, 1/01/42	550	591,173
5.00%, 1/01/42	140	164,433
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 6.00%, 12/01/42	500	596,600

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2012	3

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 173rd Series, 4.00%, 12/01/31	$850	$939,072
Triborough Bridge & Tunnel Authority, Refunding RB, Series B, 5.00%, 11/15/31	80	98,087
		5,907,837
Utilities — 3.6%
Long Island Power Authority, RB:
Series A (AGM), 5.00%, 5/01/36	225	260,798
Series C (CIFG), 5.25%, 9/01/29	500	644,195
Long Island Power Authority, Refunding RB, Series A, 5.50%, 4/01/24	100	122,618
New York State Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	600	713,886
		1,741,497
Total Municipal Bonds in New York		56,740,474
Multi-State — 5.7%
Housing — 5.7%
Centerline Equity Issuer Trust, 7.20%, 11/15/52 (g)(h)	2,500	2,749,125
Puerto Rico — 8.0%
State — 8.0%
Commonwealth of Puerto Rico, GO, Public Improvement, Series A, 5.13%, 7/01/31	1,725	1,726,777
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (AMBAC) (d):
6.10%, 7/01/37	2,000	456,280
6.29%, 7/01/44	2,000	283,220
Puerto Rico Sales Tax Financing Corp., RB, Sub-Series A, 5.75%, 8/01/37	1,000	1,114,500
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.42%, 8/01/41 (d)	1,400	302,344
Total Municipal Bonds in Puerto Rico		3,883,121
Total Municipal Bonds – 130.7%		63,372,720

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)
New York — 25.9%
County/City/Special District/School District — 10.0%
New York City Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	825	984,596

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)
New York (concluded)
County/City/Special District/School District (concluded)
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Series 2012, Class 1:
4.00%, 9/15/35	$2,490	$2,638,653
5.00%, 9/15/40	1,050	1,243,452
		4,866,701
Education — 0.6%
New York State Dormitory Authority, Refunding RB, 5.00%, 7/01/42	240	287,688
State — 1.2%
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	500	573,525
Transportation — 4.8%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	700	850,231
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	630	748,638
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 3/15/31	600	730,398
		2,329,267
Utilities — 9.3%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	405	500,956
New York City Municipal Water Finance Authority, Refunding RB, Second General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	990	1,182,654
Fiscal 2012, Series BB, 5.00%, 6/15/44	1,500	1,757,290
Suffolk County Water Authority, Refunding RB, 3.00%, 6/01/25	1,006	1,071,816
		4,512,716
Total Municipal Bonds in New York		12,569,897

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2012	4

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)
Puerto Rico — 1.2%
State — 1.2%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Sales Tax, Series C, 5.25%, 8/01/40	$520	$585,047
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 27.1%		13,154,944
Total Long-Term Investments (Cost - $68,749,588) – 157.8%		76,527,664

	Shares
Short-Term Securities
BIF New York Municipal Money Fund, 0.00% (j)(k)	400,573	400,573
Total Short-Term Securities (Cost – $400,573) – 0.8%		400,573
Total Investments (Cost—$69,150,161*) – 158.6%		76,928,237
Other Assets Less Liabilities – 2.5%		1,227,006
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (15.6)%		(7,550,816)
VRDP Shares, at Liquidation Value – (45.5)%		(22,100,000)
Net Assets Applicable to Common Shares – 100.0%		$48,504,427

*	As of November 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$61,661,000

Gross unrealized appreciation	$8,420,393
Gross unrealized depreciation	(698,998)

Net unrealized appreciation	$7,721,395

(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(c)	Non-income producing security.
(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(g)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(h)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(i)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(j)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at November 30, 2012	Income
BIF New York Municipal Money Fund	3,245,381	(2,844,808)	400,573	$—

(k)	Represents the current yield as of report date.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2012	5

Schedule of Investments (concluded)	BlackRock New York Municipal Bond Trust (BQH)

—

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

—

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$76,527,664	—	$76,527,664
Short-Term Securities	$400,573	—	—	400,573

Total	$400,573	$76,527,664	—	$76,928,237

[1]	See above Schedule of Investments for values in each sector.

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(7,545,842)	—	$(7,545,842)
VRDP Shares	—	(22,100,000)	—	(22,100,000)

Total	—	$(29,645,842)	—	$(29,645,842)

There were no transfers between levels during the period ended November 30, 2012.

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	NOVEMBER 30, 2012	6

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

  Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date: January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date: January 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Trust

Date: January 23, 2013